Shareholders’ Equity - Summary of Share Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options
Share options outstanding, beginning of year (shares)	7,043,956	6,309,183
Granted (shares)	2,501,755	2,287,385
Exercised (shares)	(88,082)	(76,177)
Forfeited (shares)	(631,549)	(1,165,435)
Expired (in shares)	(463,869)	(311,000)
Share options outstanding, end of year (shares)	8,362,211	7,043,956
Share options exercisable, end of year (shares)	3,607,391	2,921,642,000,000
Exercise price
Share options outstanding, beginning of year (per share)	$ 22.49	$ 25.18
Granted (per share)	19.46	19.12
Exercised (per share)	14.89	14.52
Forfeited (per share)	26.00	27.31
Expired (per share)	27.69	36.16
Share options outstanding, end of year (per share)	21.06	22.49
Share options exercisable, end of year (per share)	$ 23.59	$ 27.70